Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following:

	As of December 31,
	2025	2024
Office and electric equipment	$223,628	$124,526
Leasehold improvement	128,162	120,629
Vehicle	23,027	21,673
Subtotal	374,817	266,828
Less: accumulated depreciation and amortization	(198,150)	(127,111)
Property and equipment, net	$176,667	$139,717